Schedule of revenue from customers (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 659,389	$ 350,045
Revenue From Customers [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	334,174	209,469
Revenue From Customers [member] | Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	256,500
Revenue From Customers [member] | Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue from customers		165,312
Revenue From Customers [member] | Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue from customers		44,157
Revenue From Customers [member] | Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 77,674